EQUIPMENT (Details ) (CAD)	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost		7,845
Accumulated depreciation		7,174
Net Book Value		671
Office furniture
Property, Plant and Equipment [Line Items]
Cost		2,812
Accumulated depreciation		2,388
Net Book Value		424
Computer equipment
Property, Plant and Equipment [Line Items]
Cost		5,033
Accumulated depreciation		4,786
Net Book Value		247